CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2016	Mar. 31, 2015
OPERATING ACTIVITIES
Net loss	$ (7,989,461)	$ (14,412,176)	$ (19,727,913)	$ (9,356,411)
Adjustments to reconcile net loss to cash used in operating activities
Gain on equity investment			0	(29,288)
Deferred financing cost amortization	0	324,144	324,144	216,084
Portfolio amortization	0	432,075	432,075	2,103,521
Subordinated note discount amortization	575,071	225,311	511,131	410,697
Depreciation and amortization	617,468	551,605	737,463	704,753
(Gain) on sale of assets	0	(350,563)	1,104,607	(5,314,744)
Loss on sale of U.S. Operations	0	1,969,174	2,254,049	0
Impairment of goodwill			0	2,341,928
Stock based compensation	0	989,487	1,216,146	1,240,139
Deferred consulting fee amortization	0	3,194,949	3,194,949	425,310
Equity awards issued for services	1,513,532	3,128,080	4,866,526	396,124
Changes in operating assets and liabilities:
Accounts receivable	0	505,353	505,353	(291,465)
Due from distributors	310,150	110,678	(4,368,033)	327,501
Other assets	51,537	120,931	2,757,032	(258,321)
Related party payables	521,748	652,500	192,445	15,605
Accounts payable and accrued liabilities	(1,800,277)	1,592,678	1,548,274	315,030
Accrued liabilities			1,853,577	775,903
Advances from distributors	(1,727,591)	547,685	3,427,773	(514,847)
Other liabilities			0	(23,499)
Net cash (used in) operating activities	(7,927,823)	(418,089)	829,598	(6,515,980)
INVESTING ACTIVITIES
Purchase of NCI shares of consolidated subsidiaries	(268,653)	0
Proceeds from equity method investment	0	64,400
Proceeds from (contributions to) investments			46,247	(164,850)
Investment in residual portfolios			0	(3,226,550)
Proceeds from sale of residual portfolios			0	7,500,000
Purchases of property and equipment	(70,423)	(89,897)	(89,897)	(4,114,957)
Acquisition of intangible assets	(50,830)	(41,992)	(601,330)	(435,645)
Net cash (used in) investing activities	(389,906)	(67,489)	(644,980)	(442,002)
FINANCING ACTIVITIES
Borrowings on notes payable, senior and subordinated notes	1,349,257	12,001,759	3,395,038	1,175,000
Payments on senior debt			(6,600,000)	(6,570,000)
Payments on notes payable and bank loan	(119,650)	(16,485,264)	(7,834,541)	(81,888)
Issuance of common stock and warrants	650,000	3,588,494	2,229,392	3,252,301
Issuance of preferred stock	4,071,535	100,000	600,000	0
Proceeds from warrants exercised for common stock	1,750,407	0
Borrowings on notes payable: sale of U.S. Operations			6,675,000	0
Proceeds from long-term debt	0	2,275,832	2,198,000	2,254,500
Reacquisition of common stock	(177,369)	0
Changes in restricted cash	0	(51,494)	(51,494)	1,500
Contributions made by noncontrolling interest	130,715	299,960	299,960	611,085
Net cash provided by financing activities	7,654,895	1,729,287	911,355	642,498
Foreign currency effect on cash flows	(80,220)	(177,175)	(269,640)	(469,560)
Net change in cash and cash equivalents	(743,054)	1,066,534	826,333	(6,785,044)
Cash and cash equivalents at beginning of year	2,119,794	1,293,461	1,293,461	8,078,505
Cash and cash equivalents at end of year - continuing operations	1,376,740	2,359,995	2,119,794	1,095,827
Cash and cash equivalents at end of year - discontinued operations	$ 0	$ 0	$ 0	$ 197,634